SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap II Fund
Dynamic Asset Allocation Fund
(the "Funds")

Supplement Dated April 15, 2016
to the Prospectus dated September 30, 2015,
as amended on December 30, 2015, January 15, 2016, March 9, 2016 and April 5, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Small Cap II Fund

Effective March 31, 2016, Fiduciary Management Associates, LLC, which served as a sub-adviser to the Small Cap II Fund, was acquired by Mesirow Financial Investment Management, Inc. As a result, the Fund will now be managed by Mesirow Financial Investment Management, Inc. pursuant to a new sub-advisory agreement. Accordingly, the below changes are hereby made to the Prospectus.

In the chart under the heading titled "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Small Cap II Fund, the text relating to Fiduciary Management Associates, LLC is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Mesirow Financial Investment Management, Inc.	Kathryn A. Vorisek	Since 2012	Senior Managing Director, Chief Investment Officer and Small/SMID Cap Portfolio Manager
	Leo Harmon, CFA	Since 2012	Managing Director, Director of Research and Small/SMID Cap Portfolio Manager

In addition, under the heading titled "Small Cap II Fund," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the section titled "Sub-Advisers," the text relating to Fiduciary Management Associates, LLC is hereby deleted and replaced with the following:

Mesirow Financial Investment Management, Inc.: Mesirow Financial Investment Management, Inc. (Mesirow Financial), located at 353 N Clark Street, Chicago, Illinois 60654, serves as a Sub-Adviser to the Small Cap II Fund. Mesirow Financial acquired Fiduciary Management Associates, LLC (FMA) on April 1, 2016. Prior to the acquisition, FMA managed the portion of the Small Cap II Fund's assets that are allocated to Mesirow Financial. The team of portfolio managers responsible for the management of the portion of the Small Cap II Fund's assets allocated to Mesirow Financial is the same team that was responsible for the management of the Small Cap II Fund's assets that had been allocated to FMA prior to Mesirow Financial's acquisition of FMA. Kathryn A. Vorisek, Senior Managing Director, Chief Investment Officer and Co-Portfolio Manager for Mesirow Financial's Equity Management division ("MFEM"), and Leo Harmon, CFA, Managing Director, Director of Research and Small/SMID Cap Portfolio Manager, manage the portion of the Small Cap II Fund's assets allocated to Mesirow Financial. As Senior Managing Director, Ms. Vorisek has day to day responsibilities for decisions impacting MFEM's business. Ms. Vorisek is also portfolio manager for MFEM's Small Cap Value and SMID Cap Value strategies, as well as an analyst with responsibility for the Consumer Staples and Energy sectors. Prior to joining MFEM, Ms. Vorisek was FMA's Chief Investment Officer responsible for overseeing all aspects of FMA's investment process. She is supported in the role by Leo Harmon, who also serves as Portfolio Manager, and by a team of analysts who share responsibility for sector and company-specific analysis. Ms. Vorisek joined FMA in 1996 and was appointed FMA's Chief Investment Officer in 2000. Prior to joining FMA, Ms. Vorisek worked for Duff & Phelps Investment Research in Chicago. She is a member of the CFA Institute, the Economics Club of Chicago, the National Association of Securities Professionals, Women Investment Professionals, and a former board member of the CFA Society of Chicago. Ms. Vorisek possesses more than 32 years of experience in the investment industry and holds a B.S. in Finance from Marquette University and an M.B.A. from the Kellogg Graduate School of Management at Northwestern University in Finance and International Business. Mr. Harmon is a Managing Director, Director of Research, Small/SMID Cap Portfolio Manager and an analyst with responsibility for the Financial Services sector at MFEM. Prior to joining MFEM, Mr. Harmon was Managing Director, Director of Research and Small/SMID Cap Portfolio Manager of FMA from 2003 to 2016, where he managed the firm's research efforts. Mr. Harmon has more than 22 years of industry experience as a portfolio manager and research analyst covering a variety of industries in both larger and smaller market capitalizations, with expertise in financial services. Prior to joining FMA, Mr. Harmon was a portfolio manager at Allstate Insurance, Allstate Investments LLC. Mr. Harmon is a member of the CFA Institute, the Economics Club of Chicago and the National Association of Securities Professionals. He is also a member of the CFA Society of Chicago where he was appointed to the board of directors and served as Chairman. He earned a B.S. from Bradley University and an M.B.A. from Duke University.

Change in Disclosure of Portfolio Holdings Information for the Dynamic Asset Allocation Fund

In the section entitled "Disclosure of Portfolio Holdings Information," the first paragraph is hereby deleted and replaced with the following:

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

On the Monday following each week end, a list of all portfolio holdings in the Dynamic Asset Allocation Fund as of the end of such week shall be made available on the Portfolio Holdings Website. The portfolio holdings shall remain on the Portfolio Holdings Website until the following Monday at which time it will be permanently removed from the site.

Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1012 (04/16)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small Cap II Fund
Dynamic Asset Allocation Fund
(the "Funds")

Supplement dated April 15, 2016
to the Statement of Additional Information (the "SAI") dated September 30, 2015, as amended on December 30, 2015, January 15, 2016, March 9, 2016 and April 5, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Small Cap II Fund

Effective March 31, 2016, Fiduciary Management Associates, LLC, which serves as a sub-adviser to the Small Cap II Fund, was acquired by Mesirow Financial Investment Management, Inc. As a result, the Fund will now be managed by Mesirow Financial Investment Management, Inc. pursuant to a new sub-advisory agreement. Accordingly, the below changes are hereby made to the SAI.

Under the heading titled "The Sub-Advisers," under the section entitled "The Advisers and the Sub-Advisers," the sub-heading titled "Fiduciary Management Associates, LLC," and the text thereunder, is hereby deleted and replaced with the following in the appropriate alphabetical order thereof:

MESIROW FINANCIAL INVESTMENT MANAGEMENT, INC.—Mesirow Financial Investment Management, Inc. ("Mesirow Financial") serves as a Sub-Adviser to a portion of the assets of the Small Cap II Fund. Mesirow Financial is a wholly owned subsidiary of Mesirow Financial Services, Inc., which in turn is a wholly owned subsidiary of Mesirow Financial Holdings, Inc. Approximately 92% of Mesirow Financial Holdings, Inc. common stock was owned by employees, including a majority of the Investment Management Division's senior professionals (who own 27% of the stock) as of December 31, 2015. Approximately 8% is owned by 8 non-employee stockholders (who are individuals with a prior or current business relationship with Mesirow Financial Holdings, Inc.).

In addition, under the heading titled "Portfolio Management," under the same section the sub-section titled "FMA" is hereby deleted in its entirety and replaced with the following in the appropriate alphabetical order thereof:

Mesirow Financial

Compensation. SIMC pays Mesirow Financial a fee based on the assets under management of the Small Cap II Fund as set forth in an investment sub-advisory agreement between Mesirow Financial and SIMC. Mesirow Financial pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap II Fund. The following information relates to the period ended March 31, 2016.

The Small Cap II Fund's portfolio managers are compensated for their management of the Small Cap II Fund. Ms. Kathy Vorisek's and Mr. Leo Harmon's compensation is composed of a salary and incentive compensation which is based on their individual performance and contribution to the overall success of Mesirow Financial's Equity Management division ("MFEM") in addition to the profitability of MFEM.

Ownership of Fund Shares. As of March 31, 2016, Mesirow Financial's portfolio managers did not beneficially own any shares of the Small Cap II Fund.

Other Accounts. As of March 31, 2016, in addition to the Small Cap II Fund, Mesirow Financial's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kathryn A. Vorisek	4	$475.80	5	$16.53	39	$1,472.16
Leo Harmon, CFA	4	$475.80	5	$16.53	39	$1,472.16

None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. Mesirow Financial has established policies and procedures to monitor that the purchases and sales of securities among similarly managed accounts are fairly and equitably allocated over time, which may apply differently to a structure where Mesirow Financial delivers investment models to an overlay manager. These include:

•  Use of and strict adherence to product strategies and uniform investment and trading processes.

•  Frequent use of block trades for most transactions involving multiple accounts; pre-trade allocations are made and non-routine adjustments to this allocation must be approved by the CCO.

•  All clients participating in block trades receive a pro rata allocation of shares and the same execution price, generally average share price. To the extent commission negotiation has been left to Mesirow Financial, transaction costs are shared pro rata based on each client's participation in the trade. The CCO must approve any allocations that deviate from this policy.

•  The same allocation policy applies to IPOs and other limited investments. The CCO is copied on all IPO transactions, including the allocation of such transactions.

•  Research services provided by brokers may not always be utilized in connection with client accounts that may have provided the commissions or a portion of the commissions paid to the broker providing the services. Mesirow Financial allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.

•  Disclosure of fees, relationships, investment and trading practices in Form ADV.

Other than as set forth herein, there are no other changes to the portfolio management of the Small Cap II Fund.

Change in Disclosure of Portfolio Holdings Information for the Dynamic Asset Allocation Fund

In the section entitled "Disclosure of Portfolio Holdings Information," the second paragraph is hereby deleted and replaced with the following:

Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

On the Monday following each week end, a list of all portfolio holdings in the Dynamic Asset Allocation Fund as of the end of such week shall be made available on the Portfolio Holdings Website. The portfolio holdings shall remain on the Portfolio Holdings Website until the following Monday at which time it will be permanently removed from the site.

Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.

Other than as set forth herein, there are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1013 (04/16)